Offerings	Sep. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Offering Note	The amount to be registered consists of up to $250,000,000 of an indeterminate amount of ordinary shares, subscription rights, warrants and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of ordinary shares or units as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable anti-dilution provision. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any share split, share dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note	The amount to be registered consists of up to $250,000,000 of an indeterminate amount of ordinary shares, subscription rights, warrants and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of ordinary shares or units as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable anti-dilution provision. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any share split, share dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	The amount to be registered consists of up to $250,000,000 of an indeterminate amount of ordinary shares, subscription rights, warrants and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of ordinary shares or units as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable anti-dilution provision. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any share split, share dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	The amount to be registered consists of up to $250,000,000 of an indeterminate amount of ordinary shares, subscription rights, warrants and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of ordinary shares or units as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable anti-dilution provision. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any share split, share dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Each unit will represent an interest in two or more other securities, which may or may not be separable from one another.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	The amount to be registered consists of up to $250,000,000 of an indeterminate amount of ordinary shares, subscription rights, warrants and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of ordinary shares or units as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable anti-dilution provision. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any share split, share dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	12,379,581
Proposed Maximum Offering Price per Unit	6.38
Maximum Aggregate Offering Price	$ 78,981,726.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,907.38
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the ordinary shares of the registrant on the Nasdaq Capital Market on September 17, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) of the Securities Act).